Segment information - Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Total consolidated	$ 432	$ 573
Operating Segments | High-Pressure Controls
Segment Reporting Information [Line Items]
Total consolidated	432	558
Corporate
Segment Reporting Information [Line Items]
Total consolidated	$ 0	$ 15